Income taxes (Net deferred tax (liabilities) assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	$ (1,607,193)	$ (1,325,739)
Deferred tax liabilities, intangibles	(13,119)	(9,500)
Deferred tax liabilities, interest expense	(126)	(166)
Deferred tax liabilities, accrued maintenance liability		(307)
Deferred tax assets, accrued maintenance liability	1,267
Deferred tax liabilities, obligations under capital leases and debt obligations	(4,255)	(4,691)
Deferred tax liabilities, investments	(8,619)	(8,095)
Deferred tax assets, deferred losses on sale of assets	28,770	32,119
Deferred tax assets, accrued expenses	1,952	7,338
Valuation allowance	(92,298)	(104,858)	$ (127,361)
Deferred tax assets, losses and credits forward	1,110,815	961,812
Deferred tax liabilities, other	(83,511)	(70,627)
Net deferred income tax (liabilities)	(666,317)	(522,714)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(1,612,534)	(1,336,757)
Deferred tax liabilities, intangibles	(7,011)	(4,159)
Deferred tax liabilities, accrued maintenance liability	(3,242)	(4,362)
Deferred tax liabilities, obligations under capital leases and debt obligations	(4,255)	(4,691)
Valuation allowance	(3,296)	(2,928)
Deferred tax assets, losses and credits forward	996,676	850,774
Deferred tax liabilities, other	(77,973)	(70,042)
Net deferred income tax (liabilities)	(711,635)	(572,165)
United States
Income Tax Disclosure [Line Items]
Deferred tax assets, depreciation and impairment	254	1,553
Deferred tax liabilities, intangibles	(6,108)	(5,341)
Deferred tax liabilities, interest expense	(126)	(166)
Deferred tax assets, accrued maintenance liability	4,509	4,055
Deferred tax liabilities, investments	(8,619)	(8,095)
Deferred tax assets, deferred losses on sale of assets	28,770	32,119
Deferred tax assets, accrued expenses	1,952	7,338
Valuation allowance	(57,145)	(59,983)
Deferred tax assets, losses and credits forward	62,351	59,260
Deferred tax liabilities, other	(1,324)	(2,543)
Net deferred income tax assets	24,514	28,197
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax assets, depreciation and impairment	5,974	9,138
Valuation allowance	(15,938)	(18,240)
Deferred tax assets, losses and credits forward	28,770	26,047
Deferred tax liabilities, other	(1,760)	(542)
Net deferred income tax assets	17,046	16,403
Other
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(887)
Deferred tax assets, depreciation and impairment		327
Valuation allowance	(15,919)	(23,707)
Deferred tax assets, losses and credits forward	23,018	25,731
Deferred tax liabilities, other	(2,454)
Deferred tax asset, other		2,500
Net deferred income tax assets	$ 3,758	$ 4,851